CONCENTRATIONS	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

19. CONCENTRATIONS

Concentrations of Credit Risk

As of December 31, 2024 and 2023, cash and cash equivalents balances in the PRC are $470,335 and $182,829, respectively, which were primarily deposited in financial institutions located in Mainland China. Each bank account is insured by The People’s Bank of China (the central bank of China) with the maximum limit of RMB500,000 (equivalent to $70,692). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of Customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2024 and 2023:

	As of			As of
	December 31,			December 31,
	2024			2023
		% of				% of
	Amount	Total		Amount		Total
A	$795,879	52.82%		$	*	* %
B	316,273	20.99%			*	* %
C	*	*	%		997,506	39.39%
D	*	*	%		553,800	21.87%
E	*	*	%		479,511	18.93%
Total	$1,112,152	73.81%			$2,030,817	80.19%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024		2023
Customer		% of		% of
	Amount	Total	Amount	Total
A	$4,612,959	21.77%	$1,951,384	12.61%
B	2,182,042	10.30%	*	*	%
C	2,151,473	10.15%	*	*	%
D	*	* %	1,611,111	10.41%
E	*	* %	*	*	%
Total	$8,946,474	42.22%	$3,562,495	23.02%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable for the years ended December 31, 2024 and 2023.

	As of		As of
	December 31,		December 31,
	2024		2023
Suppliers		% of		% of
	Amount	Total	Amount	Total
A	$724,946	32.69%	$829,815	89.25%
B	417,196	18.81%	*	*	%
C	324,219	14.62%	*	*	%
D	273,999	12.35%	*	*	%
Total	$1,740,360	78.47%	829,815	89.25%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the year ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024		2023
Suppliers		% of			% of
	Amount	Total	Amount		Total
A	$3,808,157	16.99%	$	*	* %
B	2,471,212	11.02%		1,706,583	11.95%
C	*	* %		2,607,552	18.25%
Total	$6,279,369	28.01%		4,314,135	30.20%